Business Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenues by Country Based on Sales Destination of Use of Products or Services

The following table presents consolidated revenues by country based on sales destination of the use of the products or services (in millions):

	Years Ended December 31,
	2013	2012	2011
United States	$5,140	$6,040	$4,532
South Korea	3,219	3,121	2,257
Singapore	1,850	1,118	721
Norway	1,102	736	689
China	1,007	533	430
Brazil	811	503	397
United Kingdom	705	523	465
Canada	625	728	608
Other Countries	4,762	3,892	3,376

Total	$19,221	$17,194	$13,475

Long-Lived Assets by Country Based on the Location

The following table presents long-lived assets by country based on the location (in millions):

	December 31,
	2013	2012
United States	$1,830	$1,606
Brazil	270	162
United Kingdom	200	173
Denmark	166	174
Canada	123	131
South Korea	115	112
Mexico	101	87
Singapore	94	93
Other Countries	509	407

Total	$3,408	$2,945

Business Segments

Business Segments:

	Rig Systems	Rig Aftermarket	Wellbore Technologies	Completion & Production Solutions	Eliminations(1)	Discontinued Operations	Total
December 31, 2013:
Revenues	$8,450	$2,692	$5,211	$4,309	$(1,441)	$—	$19,221
Operating profit	1,594	729	915	613	(652)	—	3,199
Capital expenditures	61	24	226	212	91	—	614
Depreciation and amortization	82	26	420	210	—	—	738
Goodwill	1,279	906	4,425	2,106	—	333	9,049
Total assets	7,654	2,475	11,862	7,287	3,351	2,183	34,812
December 31, 2012:
Revenues	$7,077	$2,138	$5,184	$3,994	$(1,199)	$—	$17,194
Operating profit	1,685	594	983	684	(557)	—	3,389
Capital expenditures	81	13	247	169	59	—	569
Depreciation and amortization	64	18	389	145	—	—	616
Goodwill	1,097	649	3,769	1,314	—	343	7,172
Total assets	6,563	1,930	11,032	6,192	3,394	2,373	31,484
December 31, 2011:
Revenues	$5,686	$1,876	$4,455	$2,483	$(1,025)	$—	$13,475
Operating profit	1,562	528	726	456	(463)	—	2,809
Capital expenditures	70	10	245	103	51	—	479
Depreciation and amortization	61	14	381	93	—	—	549
Goodwill	943	556	3,683	917	—	52	6,151
Total assets	4,743	1,569	10,799	4,020	3,555	829	25,515

(1)	Sales from one segment to another generally are priced at estimated equivalent commercial selling prices; however, segments originating an external sale are credited with the full profit to the company. Eliminations include intercompany transactions conducted between the four reporting segments that are eliminated in consolidation. Intercompany transactions within each reporting segment are eliminated within each reporting segment. Also included in the eliminations column are capital expenditures and total assets related to corporate. Corporate assets consist primarily of cash and fixed assets.